Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at December 31, 2020	5,034,858	3,800,342	3,800,342
Granted	295,413		1,271,073
Exercised	10,840		10,839
Forfeited	59,340		0
Expired	30,416		25,718
Outstanding at September 30, 2021	5,229,675		5,034,858	3,800,342
Exercisable at September 30, 2021	4,120,199		3,453,942
Nonvested at September 30, 2021	1,109,476		1,580,916
Weighted Average Exercise Price
Outstanding at December 31, 2020	$ 9.26	$ 8.65	$ 8.65
Granted	14.41		11.03
Exercised	0.84		1.12
Forfeited	11.22
Expired	11.32		10.82
Outstanding at September 31, 2021	9.53		9.26	$ 8.65
Exercisable at September 31, 2021	8.87		8.26
Nonvested at September 31, 2021	$ 11.98		$ 11.42
Weighted Average Remaining Contractual Life (in years)
Outstanding			6 years 1 month 13 days	5 years 11 months 8 days
Exercised	5 years 7 months 6 days		16 years
Exercisable at September 30, 2021	4 years 7 months 6 days		4 years 8 months 4 days
Nonvested at September 30, 2021	9 years		9 years 3 months 3 days
Aggregate Intrinsic Value
Outstanding at December 31, 2020	$ 14,742	$ 11,358	$ 11,358
Exercised	145
Outstanding at September 30, 2021	79,176		14,742	$ 11,358
Exercisable at September 30, 2021	65,093		13,641
Nonvested at September 30, 2021	14,083		1,101
Total fair value	$ 4,700	$ 2,400	$ 2,400